7. Common Shares (Details) (USD $)	0 Months Ended		1 Months Ended			2 Months Ended	3 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Jul. 31, 2013	Nov. 26, 2012
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues (in Shares)						1,000,000
Stock Issued During Period, Value, New Issues						$ 1,000
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%	100.00%			100.00%	73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled	150,000,000	150,000,000		150,000,000	1,000,000
Stock Issued During Period, Shares, Issued for Cash (in Shares)							50,000	10,000,000
Sale of Stock, Price Per Share (in Dollars per share)							$ 0.0075	$ 0.0075
Stock Issued During Period, Value, Issued for Cash								75,000
Common Stock, Value, Subscriptions							$ 50,000	$ 50,000